united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares	INVESTMENTS- 89.1%	Value
	COMMON STOCK - 89.1%
	AEROSPACE/DEFENSE - 0.9%
41,300	BBA Aviation PLC	$ 231,837
5,342	TransDigm Group, Inc.	1,048,902
		1,280,739
	AGRICULTURE - 0.7%
11,040	Bunge Ltd.	1,003,646

	APPAREL - 2.4%
11,142	Carter's, Inc.	972,808
17,727	Nike, Inc.	1,704,451
17,148	Sketchers USA, Inc. Class A *	947,427
		3,624,686
	AUTO PARTS & EQUIPMENT - 1.1%
17,543	Lear Corp.	1,720,618

	BANKS - 5.7%
11,247	BNC Bancorp	193,561
7,568	BNCCORP, Inc. *	129,413
34,265	Citigroup, Inc.	1,854,079
16,658	Evans Bancorp, Inc.	410,620
10,261	First Republic Bank/CA	534,803
19,110	Guaranty Bancorp	275,954
9,130	Heritage Financial Corp.	160,230
16,767	Independent Bank Group, Inc.	654,919
3,000	J.P. Morgan Chase & Co.	187,740
44,920	Legacy Texas Financial Group, Inc.	1,071,342
17,072	Metro Bancorp, Inc. *	442,506
16,695	PacWest Bancorp	758,955
25,702	Seacost Banking Corp of Florida *	353,403
10,624	Veritex Holdings, Inc. *	150,542
25,947	Wells Fargo & Co.	1,422,415
		8,600,482
	BEVERAGES - 1.3%
10,111	Brown-Forman Corp.	888,150
14,313	Molson Coors Brewing Co.	1,066,605
		1,954,755
	BUILDING MATERIALS - 1.9%
33,112	Fortune Brands Home & Security, Inc.	1,498,980
14,313	Lennox International, Inc.	1,360,737
		2,859,717
	CHEMICALS - 6.0%
4,416	CF Industries Holdings, Inc.	1,203,537
11,220	Ecolab, Inc.	1,172,714
15,456	El du Pont de Nemours & Co.	1,142,817
9,937	Monsanto Co.	1,187,173
5,651	Sherwin Williams Co.	1,486,439
28,931	W.R. Grace & Co. *	2,759,728
		8,952,408
	COAL - 0.4%
17,175	Westmoreland Coal Co. *	570,382

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares		Value
	COMMERCIAL SERVICES - 3.8%
9,201	FleetCor Technologies, Inc. *	$ 1,368,281
23,263	Green Dot Corp. *	476,659
25,074	KAR Auction Services, Inc.	868,814
11,006	MasterCard, Inc. - Class A	948,277
12,782	Moody's Corp.	1,224,643
32,021	Weight Watchers International, Inc. *	795,402
		5,682,076
	COMPUTERS - 0.5%
22,900	Spansion, Inc. - Class A *	783,638

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
14,972	Discover Financial Services	980,516
38,095	Fly Leasing Ltd. - ADR	500,949
13,371	FNF Group	460,631
3,178	Intercontinental Exchange, Inc.	696,904
25,319	KCG Holdings, Inc.	294,966
28,614	Lazard Ltd. - Cl. A - MLP	1,431,558
19,461	Medley Management, Inc. +	286,077
18,732	Nelnet, Inc.	867,854
10,908	Nicholas Financial, Inc. *	162,529
32,929	Northstar Asset Management Group, Inc.	743,207
25,500	Oppenheimer Holdings, Inc. - Cl. A	592,875
		7,018,066
	ELECTRONICS - 4.2%
34,350	Agilent Technologies, Inc.	1,406,289
28,580	Flextronics International Ltd. *	319,525
35,418	Sensata Technologies Holding NV *,	1,856,257
15,138	Thermo Fisher Scientific, Inc.	1,896,640
34,224	Trimble Navigation Ltd. *	908,305
		6,387,016
	FOOD - 4.5%
22,080	Calavo Growers, Inc.	1,044,384
28,708	Darling Ingredients, Inc. *	521,337
40,851	Diamond Foods, Inc. *	1,153,224
23	Lindt & Spruengli AG	1,323,148
24,292	Post Holdings, Inc.	1,017,592
40,848	Tyson Foods, Inc.	1,637,596
		6,697,281
	HEALTHCARE-PRODUCTS - 3.6%
11,287	Becton Dickinson & Co.	1,570,699
4,298	Covidien PLC	439,600
33,781	Medtronic, Inc.	2,438,988
8,574	Zimmer Holdings, Inc.	972,463
		5,421,750
	HEALTHCARE-SERVICES - 0.6%
8,574	Laboratory Corp of America Holdings	925,135

	HOLDING COMPANIES - DIVERSIFIED - 0.5%
31,043	FCB Financial Holdings, Inc. *	764,899
0	Restaurant Brands International, Inc.	2
		764,901
	HOME BUILDERS - 0.7%
16,805	New Home Co., Inc.	243,336
36,369	William Lyon Homes *	737,200
		980,536
	HOUSEWARES - 0.4%
8,565	Toro Co.	546,533

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares		Value
	INSURANCE - 1.6%
26,984	Assured Guaranty Ltd.	$ 701,314
24,892	Essent Group Ltd.	639,973
82,438	NMI Holdings, Inc. - Class A	752,659
27,572	Trupanion, Inc. *	191,074
2,807	WR Berkley Corp.	143,887
		2,428,907
	INTERNET - 2.4%
19,113	BankRate, Inc. *	237,574
17,051	Facebook, Inc. *	1,330,319
40,012	Yahoo!, Inc. *	2,021,006
		3,588,899
	LEISURE TIME - 0.4%
33,498	ClubCorp Holdings, Inc.	600,619

	LODGING - 2.0%
50,138	Hilton Worldwide Holdings, Inc. *	1,308,100
17,367	Wyndham Worldwide Corp.	1,489,394
87,700	Wynn Macau Ltd.	247,127
		3,044,621
	MACHINERY-DIVERSIFIED - 0.7%
49,680	Briggs & Stratton Corp.	1,014,466

	MEDIA - 4.2%
27,038	CBS Corp.	1,496,283
61,158	Liberty Global PLC *	3,070,437
7,046	Nielson Holdings NV	315,168
14,700	Walt Disney Co.	1,384,593
		6,266,481
	METAL FABRICATE/HARDWARE - 0.1%
5,126	Timken Co.	218,778

	MISCELLANEOUS MANUFACTURING - 0.9%
13,416	Pall Corp.	1,357,883

	OIL & GAS - 2.8%
25,230	Anadarko Petroleum Corp.	2,081,475
45,800	Memorial Resource Development Corp. *	825,774
79,137	Patterson-UTI Energy, Inc.	1,312,833
		4,220,082
	PHARMACEUTICALS - 6.4%
12,188	Actavis PLC *	3,137,313
7,978	Endo International PLC *	575,374
17,664	Neogen Corp. *	875,958
40,057	Pfizer, Inc.	1,247,776
43,056	Phibro Animal Health Corp.	1,358,417
58,192	Zoetis, Inc.	2,504,002
		9,698,840
	REAL ESTATE - 1.5%
51,884	Realogy Holdings Corp.	2,308,319

	REITS - 1.6%
85,967	Ares Commercial Real Estate	986,901
21,948	Invesco Mortgage Capital	339,316
61,082	NorthStar Realty Finance Corp.	1,073,822
		2,400,039

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares			Value
	RETAIL - 15.1%
64,031	American Eagle Outfitters, Inc.		$ 888,750
1,956	AutoZone, Inc. *		1,210,979
82,539	Best Buy Co., Inc.		3,217,370
24,777	Bloomin' Brands, Inc. *		613,478
5,039	Buffalo Wild Wings, Inc. * +		908,935
10,527	Conn's, Inc. * +		196,750
8,737	Costco Wholesale Corp.		1,238,470
15,866	Domino's Pizza, Inc.		1,494,101
12,081	Home Depot, Inc.		1,268,143
17,664	Jack in the Box, Inc.		1,412,413
31,438	Kate Spade & Co. *		1,006,330
12,144	Lithia Motors, Inc.		1,052,763
110,399	Luby's, Inc. *		502,315
10,237	McDonald's Corp.		959,207
284	Outerwall, Inc. * +		21,363
5,716	PVH Corp.		732,620
17,662	Signet Jewelers Ltd.		2,323,789
24,954	Sonic Corp.		679,497
7,049	Tiffany & Co.		753,256
15,897	Tractor Supply Co.		1,253,002
20,976	Vitamin Shoppe, Inc. *		1,019,014
			22,752,545
	SAVINGS & LOANS - 1.3%
53,188	Investors Bancorp, Inc.		597,035
66,610	Simplicity Bancorp, Inc.		1,142,362
8,641	Territorial Bancorp, Inc.		186,214
			1,925,611
	SEMICONDUCTORS - 1.3%
45,386	Broadcom Corp.		1,966,575

	SOFTWARE - 0.0%
1,962	Ebix, Inc. +		33,334

	TRANSPORTATION - 2.9%
9,683	FedEx Corp.		1,681,550
1,855	Kansas City Southern		226,366
14,917	Union Pacific Corp.		1,777,062
5,648	United Parcel Service, Inc.		627,888
			4,312,866

	TOTAL COMMON STOCK (Cost - $122,985,104)		133,913,230

Number of	PURCHASED OPTIONS- 0.0% *
Contracts **	CALL OPTIONS - 0.0%	Expiration
65	Corelogic, Inc., @ $35.00	Apr-15	4,388
93	First Niagara Financial Group, Inc., @ $5.00	Apr-15	31,620
136	First Niagara Financial Group, Inc., @ $7.50	Apr-15	14,280
			50,288
	PUT OPTIONS - 0.0%
80	Intersections, Inc., @ $ 2.50	Jan-15	400
69	Intersections, Inc., @ $ 2.50	Apr-15	1,725
18	Intersections, Inc., @ $ 5.00	Apr-15	2,475
30	Intersections, Inc., @ $ 5.00	Jul-15	4,425
			9,025

	TOTAL PURCHASED OPTIONS (Cost - $45,763)		59,313

	TOTAL INVESTMENTS - 89.1% (Cost - $123,030,867) (a)		$ 133,972,543
	OTHER ASSETS LESS LIABILITIES - 10.9%		16,312,621
	NET ASSETS - 100.0%		$ 150,285,164

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares	SECURITIES SOLD SHORT - (53.5) %	Value
	COMMON STOCK - (43.4) %
	AEROSPACE/DEFENSE - (0.4) %
(2,784)	Lockheed Martin Corp.	$ (536,115)

	APPAREL - (0.4) %
(18,231)	Wolverine World Wide, Inc.	(537,268)

	AUTO MANUFACTURERS - (1.6) %
(22,864)	General Motors Co.	(798,182)
(102,384)	Ford Motor Co.	(1,586,952)
		(2,385,134)
	BANKS - (3.3) %
(16,913)	BB&T Corp.	(657,747)
(4,094)	C1 Financial, Inc. *	(74,879)
(8,306)	Cullen/Frost Bankers, Inc.	(586,736)
(18,939)	Customers Bancorp, Inc. *	(368,553)
(12,441)	CVB Financial Corp.	(199,305)
(8,663)	First Financial Bankshares, Inc.	(258,850)
(26,533)	FirstMerit Corp.	(501,208)
(5,298)	Iberiabank Corp.	(343,575)
(9,936)	Prosperity Bancshares, Inc.	(550,057)
(59,746)	Valley National Bancorp	(580,134)
(12,993)	Westamerica Bancorporation	(636,917)
(8,531)	Western Alliance Bancorp *	(237,162)
		(4,995,123)
	CHEMICALS - (2.8) %
(5,078)	Agrium, Inc.	(480,988)
(29,808)	American Vanguard Corp.	(346,369)
(9,938)	FMC Corp.	(566,764)
(10,378)	Mosaic Co.	(473,756)
(15,456)	Potash Corp of Saskatechwan, Inc.	(545,906)
(14,304)	Praxair, Inc.	(1,853,226)
		(4,267,009)
	COMMERCIAL SERVICES - (0.6) %
(4,527)	Avis Budget Group, Inc. *	(300,276)
(15,407)	Intersections, Inc.	(60,241)
(26,496)	Nutrisystem, Inc.	(517,997)
		(878,514)
	COSMETICS/PERSONAL CARE - (0.6) %
(11,432)	Estee Lauder Cos., Inc.	(871,118)

	DISTRIBUTION/WHOLESALE - (0.8) %
(4,573)	WW Grainger, Inc.	(1,165,612)

	DIVERSIFIED FINANCIAL SERVICES - (2.7) %
(6,500)	Ally Financial, Inc. *	(153,530)
(11,029)	American Express Co.	(1,026,138)
(16,376)	CoreLogic, Inc. *	(517,318)
(9,770)	Gain Capital Holdings, Inc.	(88,126)
(64,519)	Ladenburg Thalmann Financial Services, Inc. *	(254,850)
(19,461)	Medley Management, Inc.	(286,077)
(20,248)	Navient Corp.	(437,559)
(2,500)	Piper Jaffray Companies, Inc. *	(145,225)
(20,937)	Synchrony Financial *	(622,876)
(7,360)	World Acceptance Corp. *	(584,752)
		(4,116,451)
	ELECTRIC - (0.5) %
(13,786)	Wisconsin Energy Corp.	(727,074)

	ELECTRICAL COMPONANTS & EQUIPMENT - (1.3) %
(17,148)	AMETEK, Inc.	(902,499)
(17,148)	Emerson Electric Co.	(1,058,546)
		(1,961,045)
	ENERGY-ALTERNATE SOURCES - (0.2) %
(26,496)	Renewable Energy Group, Inc. *	(257,276)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares		Value
	FOOD - (2.6) %
(28,704)	Amira Nature Foods Ltd.	$ (411,902)
(7,728)	Campbell Soup Co.	(340,032)
(23,184)	Chefs' Warehouse, Inc. *	(534,159)
(41,952)	Fairway Group Holdings Corp. *	(132,148)
(13,027)	Fresh Market, Inc. *	(536,712)
(4,417)	General Mills, Inc.	(235,559)
(16,560)	Pilgrim's Pride Corp. *	(543,002)
(6,428)	Sanderson Farms, Inc.	(540,113)
(6,624)	TreeHouse Foods, Inc. *	(566,551)
		(3,840,178)
	HAND/MACHINE TOOLS - (0.5) %
(22,900)	Patterson Cos., Inc.	(819,591)

	HEALTHCARE PRODUCTS - (1.0) %
(11,432)	St. Judes Medical, Inc.	(743,423)
(8,574)	Stryker Corp.	(808,785)
		(1,552,208)
	HOME BUILDERS - (0.2) %
(17,085)	Installed Building Products, Inc. *	(304,455)
(3,808)	LGI Homes, Inc.	(56,815)
		(361,270)
	HOUSEHOLD PRODUCTS WARES - (0.2) %
(14,352)	SodaStream International Ltd. *	(288,762)

	HOUSEWARES - (0.3) %
(7,949)	Scotts Miracle-Gro Co.	(495,382)

	INSURANCE - (1.2) %
(8,439)	Aon PLC	(800,270)
(8,935)	PartnerRE Ltd.	(1,019,752)
		(1,820,022)
	INTERNET - (2.0) %
(11,432)	Alibaba Group Holdings Ltd. *	(1,188,242)
(5,144)	Amazon.com, Inc. *	(1,596,440)
(12,585)	Wayfair, Inc. *	(249,812)
		(3,034,494)
	INVESTMENT COMPANIES - (0.2) %
(45,372)	Apollo Investment Corp.	(336,660)

	LEISURE TIME - (0.4) %
(35,328)	Fox Factory Holding Corp. *	(573,374)

	LODGING - (0.6) %
(5,725)	Wynn Resorts Ltd.	(851,651)

	MACHINERY-CONSTRUCTION & MINING - (1.0) %
(17,175)	Caterpillar Inc.	(1,572,028)

	MACHINERY-DIVERSIFIED - (1.6) %
(12,585)	AGCO Corp.	(568,842)
(6,624)	Deere & Co.	(586,025)
(11,211)	Rockwell Automation, Inc.	(1,246,663)
		(2,401,530)
	METAL FABRICATE/HARDWARE - (0.3) %
(3,312)	Valmont Industries Inc.	(420,624)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares		Value
	MISCELLANEOUS MANUFACTURING - (1.6) %
(11,450)	Dover Corp.	$ (821,194)
(22,864)	Eaton Corp. PLC	(1,553,838)
		(2,375,032)
	PACKAGING & CONTAINERS - (0.2) %
(5,725)	Silgan Holdings, Inc.	(306,860)

	PHARMACEUTICALS - (0.3) %
(15,456)	Natural Grocers by Vitamin Cottage, Inc.	(435,396)

	REAL ESTATE - (0.5) %
(25,965)	Forestar Group, Inc. *	(399,861)
(12,298)	HFF, Inc. - Class A	(441,744)
		(841,605)
	REITS - (0.1) %
(7,620)	Redwood Trust, Inc.	(150,114)

	RETAIL - (5.6) %
(11,044)	America's Car-Mart, Inc. *	(589,529)
(19,377)	Buckle, Inc.	(1,017,680)
(4,412)	Buffalo Wild Wings, Inc. *	(795,837)
(16,433)	Cheesecake Factory, Inc.	(826,744)
(17,664)	Chuy's Holdings, Inc. *	(347,451)
(10,527)	Conn's, Inc. *	(196,750)
(46,368)	Denny's Corp. *	(478,054)
(7,893)	First Cash Financial Services, Inc. *	(439,403)
(25,722)	Gap, Inc.	(1,083,153)
(17,148)	Macy's, Inc.,	(1,127,481)
(19,872)	Noodles & Co. *	(523,627)
(284)	Outerwall, Inc. *	(21,363)
(2,870)	Panera Bread Co. *	(501,676)
(49,680)	Wendy's Co.	(448,610)
		(8,397,358)
	SAVINGS & LOANS - (1.9) %
(16,000)	Everbank Financial Corp.	(304,960)
(23,001)	First Niagara Financial Group, Inc.	(193,898)
(61,245)	HomeStreet, Inc.	(1,066,276)
(36,972)	New York Community Bancorp, Inc.	(591,552)
(46,031)	People's United Financial, Inc.	(698,751)
		(2,855,437)
	SEMICONDUCTORS - (2.8) %
(22,864)	Linear Technology Corp.	(1,042,598)
(14,313)	Qualcomm, Inc.	(1,063,885)
(25,074)	Texas Instruments, Inc.	(1,340,582)
(17,148)	Xilinx, Inc.	(742,337)
		(4,189,402)
	SOFTWARE - (0.9) %
(88,775)	Ebix, Inc.	(150,786)
(17,166)	SAP SE - ADR	(1,195,612)
		(1,346,398)
	TELECOMMUNICATIONS - (1.4) %
(11,142)	Motorola Solutions, Inc.	(747,405)
(28,607)	Verizon Communications, Inc.	(1,338,236)
		(2,085,641)
	TOYS/GAMES/HOBBIES - (0.8) %
(40,039)	Mattel, Inc.	(1,239,007)

	TOTAL COMMON STOCK (Proceeds - $63,834,843)	(65,287,763)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares	EXCHANGE TRADED FUNDS - (10.1) %			Value
	DEBT FUND - (0.5) %
(20,798)	SPDR Barclays High Yield Bond ETF			$ (803,011)

	EQUITY FUNDS - (9.6) %
(4,073)	iShares Russell 2000 ETF			(487,416)
(65,688)	SPDR S&P 500 ETF Trust			(13,498,884)
(12,204)	SPDR S&P Homebuilders ETF			(416,400)
				(14,402,700)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds $15,079,471)			(15,205,711)

Number of	WRITTEN OPTIONS- 0.0% *
Contracts **	CALL OPTIONS - 0.0%	Expiration
(6)	First Republic Bank/CA, @ $50.00	Feb-15		(2,025)
(37)	PacWest Bancorp, @ $45.00	Mar-15		(7,770)
				(9,795)
	PUT OPTIONS - 0.0%
(25)	CoreLogic, Inc., @ $22.50			(625)

	TOTAL WRITTEN OPTIONS (Proceeds $5,301)			(10,420)

	TOTAL SECURITIES SOLD SHORT (Proceeds- $78,919,615) (a)			$ (80,503,894)

ADR	American Depositary Receipt
MLP	Master Limited Partnership
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
+	All or part of the security was held as collateral for securities sold short as of December 31, 2014. Total collateral for securities sold short is $78,134,482.
#	Represents less than 1 share.
(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short and including options) is $44,111,252 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 15,996,048
			Unrealized Depreciation:	(6,638,651)
			Net Unrealized Appreciation:	$ 9,357,397

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair valuation process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Altegris Equity Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
December 31, 2014
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$ 133,913,230	$ -	$ -	$ 133,913,230
Derivatives
Purchase Options	59,313	-	-	59,313
Total Assets	$ 133,972,543	$ -	$ -	$ 133,972,543

Liabilities
Securities Sold Short*
Common Stock	$ (65,287,763)	$ -	$ -	$ (65,287,763)
Exchange Traded Funds	(15,205,711)	-	-	(15,205,711)
Derivatives
Written Options	(10,420)	-	-	(10,420)
Total Liabilities	$ (80,503,894)	$ -	$ -	$ (80,503,894)
* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

	Written Call Options		Written Put Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period, 9/30/2014	25	$ 2,575	25	$ 977
Option written	30	2,212	-	-
Options expired	-	-	-	-
Options closed	(12)	(463)	-	-
Options outstanding, end of period 12/31/2014	43	4,324	25	977

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

As of December 31, 2014 the following Forward Foreign Currency Exchange contracts were open:

	Settlement	Local	U.S. Dollar		Unrealized
Foreign Currency	Date	Currency	Market Value	Counterparty	Appreciation
To Sell:
British Pound	3/18/2015	101,439	$ 158,069	JP Morgan	$ 1,279
Swiss Franc	3/18/2015	1,323,379	1,333,758	JP Morgan	39,619
			$ 1,491,827		$ 40,898
To Buy:
Hong Kong Dollar	1/2/2015	256,843	33,123	JP Morgan	15
Hong Kong Dollar	1/5/2015	273,876	35,320	JP Morgan	10
			$ 68,443		$ 25

Total unrealized appreciation on forward foreign currency exchange contracts					$ 40,923

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 03/02/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 03/02/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 03/02/2015